DEBT (Details) In Thousands, unless otherwise specified	1 Months Ended	0 Months Ended
	Feb. 28, 2013 Asset-backed notes U.S. retail loan contracts USD ($)	Mar. 22, 2013 U.S. wholesale committed asset-backed facility USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility Subsequent event USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility Subsequent event CAD
Debt
Debt issued	$ 1,252,282	$ 200,000	$ 407,579	411,975